ADVANCES FROM THE FEDERAL HOME LOAN BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
Advance From Federal home Loan Bank and Other Borrowings Maturities	At December 31, 2012, scheduled maturities of advances are as follows:

2013	$4,500
2014	2,500
2015	2,000